15. Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of changes in property and equipment

All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

Asset category	Useful life (in years)
Buildings	40
Leasehold improvements	24
Machinery and equipment	8
Facilities	12
Furniture and fixtures	9
Others	5

Schedule of property and equipment

Previously recognized impairment losses are reversed only if there is a change in the assumptions used to determine the asset’s recoverable amount at its initial or most recent recognition, except for goodwill, which cannot be reversed in future periods.

	Balance at 2018	Additions	Business combination	Remeasure-ment	Depreciation	Write-offs	Transfers(*)	Exchange rate changes	Deconsolidation Via Varejo	Balance at 2019
	Restated

Land	1,366	75	2,277	-	-	(30)	(36)	40	-	3,692
Buildings	1,773	237	2,934	-	(67)	(29)	(29)	51	(1)	4,869
Leasehold improvements	3,843	634	334	-	(332)	(382)	407	-	(63)	4,441
Machinery and equipment	1,308	445	672	-	(264)	(36)	180	10	(34)	2,281
Facilities	501	86	64	-	(59)	(16)	30	(2)	(24)	580
Furniture and fixtures	595	163	300	-	(100)	(21)	80	6	(16)	1,007
Construction in progress	176	789	154	-	-	(6)	(903)	3	62	275
Other	59	32	6	-	(24)	(2)	7	-	(4)	74
Total	9,621	2,461	6,741	-	(846)	(522)	(264)	108	(80)	17,219

Lease – right of use:
Buildings	4,422	792	1,727	832	(525)	(152)	52	32	(157)	7,023
Equipment	9	15	25	-	(5)	-	-	1	-	45
Land	-	-	3	-	-	-	-	-	-	3
	4,431	807	1,755	832	(530)	(152)	52	33	(157)	7,071
Total	14,052	3,268	8,496	832	(1,376)	(674)	(212)	141	(237)	24,290

(*) R$131 corresponds to transfers to intangible assets (see note 16) and R$142 refers to transfers to assets held for sale

	Balance at 2017	Additions	Remeasurement	Depreciation	Write-offs	Transfers	Assets held for sale and discontinued operations	Balance at 2018
	Restated							Restated

Land	1,362	46	-	-	(56)	13	1	1,366
Buildings	1,770	175	-	(57)	(71)	(46)	2	1,773
Leasehold improvements	3,492	479	-	(292)	(124)	361	(73)	3,843
Machinery and equipment	1,262	182	-	(235)	(79)	292	(114)	1,308
Facilities	487	76	-	(54)	(20)	27	(15)	501
Furniture and fixtures	540	92	-	(84)	(26)	116	(43)	595
Construction in progress	126	809	-	-	(13)	(755)	9	176
Other	64	39	-	(24)	(31)	(8)	19	59
Total	9,103	1,898	-	(746)	(420)	-	(214)	9,621

Lease – right of use:
Buildings	4,174	338	821	(441)	(57)	(2)	(411)	4,422
Equipment	15	-	-	(5)	(1)	-	-	9
	4,189	338	821	(446)	(58)	(2)	(411)	4,431
Total	13,292	2,236	821	(1,192)	(478)	(2)	(625)	14,052

	2019			2018
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net
					Restated

Land	3,692	-	3,692	1,366	-	1,366
Buildings	5,712	(843)	4,869	2,585	(812)	1,773
Leasehold improvements	7,065	(2,624)	4,441	5,868	(2,025)	3,843
Machinery and equipment	4,864	(2,583)	2,281	2,957	(1,649)	1,308
Facilities	1,065	(485)	580	865	(364)	501
Furniture and fixtures	2,196	(1,189)	1,007	1,287	(692)	595
Construction in progress	275	-	275	176	-	176
Other	256	(182)	74	206	(147)	59
	25,125	(7,906)	17,219	15,310	(5,689)	9,621

Lease – right of use:
Buildings	10,655	(3,632)	7,023	7,449	(3,027)	4,422
Equipment	128	(83)	45	82	(73)	9
Land	6	(3)	3	-	-	-
	10,789	(3,718)	7,071	7,531	(3,100)	4,431
Total	35,914	(11,624)	24,290	22,841	(8,789)	14,052

Schedule of reconciliation of additions to property and equipment
15.4.	Additions to property and equipment for cash flow presentation purposes are as follows:
	2019	2018
		Restated
Additions (i)	3,268	2,236
Lease	(806)	(519)
Capitalized borrowing costs	(26)	(22)
Property and equipment financing - Additions (ii)	(2,116)	(1,482)
Property and equipment financing - Payments (ii)	2,142	1,436
Total	2,462	1,649

(i)	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.